1998 SEMIANNUAL REPORT


IDS
Bond
Fund

      The goal of IDS Bond Fund, Inc. is to provide shareholders with a high level of current income while attempting to conserve the value of the investment. The Fund invests primarily in corporate bonds and other debt securities.


      American Express financial Advisors

      Distributed by American Express Financial Advisors Inc.

(icon of) Greek column

Striking a balance among bonds

A bond is like an I.O.U. But with a bond, it's a corporation or the government -- the bond issuer -- that promises to pay the money back. In return for lending money to the issuer, bond investors get paid interest.

IDS Bond Fund invests mainly in bonds issued by U.S. corporations, but it also holds some U.S. government bonds, as well as foreign bonds. The portfolio manager shifts this mix as investment conditions dictate. In doing so, the Fund seeks to provide long-term return potential for investors.

Contents

From the chairman                            3
From the portfolio manager                   3
The Fund's ten largest holdings              5
Financial statements                         6
Notes to financial statements                9
Investments in securities                   21
Board members and officers                  43
IDS mutual funds                            44

 To our shareholders


      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when declines in Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

      The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



      William R. Pearce
      (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      A decline in long-term interest rates provided strong support for U.S. bonds during the past six months. IDS Bond Fund's performance reflected the positive trend, as its Class A shares generated a total return of 5.6% for the first half of the fiscal year -- September 1997 through February 1998.

      Despite relatively robust economic growth, the inflation rate remained remarkably low during the past period. Against that backdrop, long-term interest rates followed a generally declining path through mid-January. Using the yield on the 30-year Treasury bond as a measuring stick, long rates went from about 6.7% in early September to about 5.8% in mid-January. Because bond prices move in the opposite direction of interest rates, the U.S. bond market and the Fund's net asset value benefited accordingly.

      Also enhancing the Fund's performance was the slightly long duration of the portfolio, a strategy that increases its sensitivity to interest rate changes - the longer the duration, the greater the sensitivity. Therefore, when rates came down, the Fund's value rose more than it would have with a neutral duration.

      A mix of assets

      I kept the portfolio well-diversified during the period. The majority of investments were in investment-grade, or high-quality bonds, including those issued by U.S. corporations and the federal government and its agencies. To boost the Fund's yield, I maintained a moderate exposure to high-yield corporate bonds and emerging market bonds (those issued by governments of developing foreign countries). While the high-yield bonds performed quite well, financial turmoil in Asia took a toll on the emerging market bonds last fall.

      Changes to the portfolio were minor. I lengthened the duration somewhat last September, while adding a bit to corporate bonds and mortgage-backed bonds issued by government agencies. I also upgraded the overall quality of the portfolio slightly as the period progressed.

      Given the substantial decline in long-term interest rates in 1997, I think it's unlikely that we'll see a repeat of that trend this year. More likely, I think, is moderate fluctuation, with no sustained moves either way. Therefore, at this point (mid-March), I plan to keep a basically neutral duration in the portfolio and concentrate instead on enhancing the Fund's dividend.



      Frederick Quirsfeld
      (picture of) Frederick Quirsfeld
      Frederick Quirsfeld
      Portfolio Manager

To our shareholders


Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

Feb. 28, 1998           $5.24

Aug. 31, 1997           $5.22

Increase                $0.02


Distributions
Sept. 1, 1997 - Feb. 28, 1998


From income             $0.20

From capital gains      $0.06

Total distributions     $0.26

Total return*           +5.6%**

Class B
 6-month performance

(All figures per share)

Net asset value (NAV)

Feb. 28, 1998           $5.24

Aug. 31, 1997           $5.22

Increase                $0.02


Distributions
Sept. 1, 1997 - Feb. 28, 1998


From income             $0.18

From capital gains      $0.06

Total distributions     $0.24

Total return*           +5.2%**

Class Y
 6-month performance

(All figures per share)

Net asset value (NAV)

Feb. 28, 1998           $5.25

Aug. 31, 1997           $5.22

Increase                $0.03


Distributions
Sept. 1, 1997 - Feb. 28, 1998


From income             $0.21

From capital gains      $0.06

Total distributions     $0.27


Total return*           +5.6%**


      * The prospectus discusses the effect of sales charges, if any, on the various classes.

      ** The total return is a hypothetical investment in the Fund with all distributions reinvested.

 The Fund's ten largest holdings


                                            Percent             Value
                                 (of Fund's net assets)   (as of Feb. 28, 1998)

       Virgina Electric & Power              .92%            $35,866,949
       6.75% 2007

       Bell Atlantic                         .80              30,963,936
       9.375% 2031

       Viacom                                .80              30,828,375
       8.00% 2006

       Connecticut Light & Power             .76              29,251,400
       7.75% 2002

       Tenet Healthcare                      .62              24,200,000
       10.125% 2005

       Scotland Bank                         .59              22,815,065
       8.80% 2004

       Bistro Trust                          .59              22,793,224
       9.50% 2002

       Ford Capital                          .59              22,697,482
       9.50% 2010

       USX-Marathon Group                    .57              22,019,200
       9.375% 2022

       Salomon                               .55              21,226,799
       7.00% 1999

       Excludes U.S. Treasury and government agency holdings.

(icon of) pie chart


The ten holdings listed here make up 6.79% of the Fund's net assets


 Financial statements


      Statement of assets and liabilities
      IDS Bond Fund, Inc.
      Feb. 28, 1998

                                  Assets

                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $3,675,244,503)                                                          $3,844,477,231
 Dividends and accrued interest receivable                                                          55,887,588
 Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 6)                   46,590
 Receivable for investment securities sold                                                          19,272,348
 U.S. government securities held as collateral (Note 4)                                             26,138,000
                                                                                                    ----------
 Total assets                                                                                    3,945,821,757
                                                                                                 -------------

                                  Liabilities

 Payable for investment securities purchased                                                        42,831,145
 Payable upon return of securities loaned (Note 4)                                                  33,043,120
 Disbursements in excess of cash on demand deposit                                                     109,680
 Dividends payable to shareholders                                                                   1,743,399
 Accrued investment management services fee                                                             51,021
 Accrued distribution fee                                                                               20,508
 Accrued service fee                                                                                    18,128
 Accrued transfer agency fee                                                                            10,782
 Accrued administrative services fee                                                                     4,512
 Other accrued expenses                                                                                414,126
                                                                                                       -------
 Total liabilities                                                                                  78,246,421
                                                                                                    ----------
 Net assets applicable to outstanding capital stock                                             $3,867,575,336
                                                                                                ==============

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                        $    7,373,862
 Additional paid-in capital                                                                      3,667,632,423
 Undistributed net investment income                                                                 1,885,684
 Accumulated net realized gain (loss)                                                               21,452,536
 Unrealized appreciation (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies                                              169,230,831
                                                                                                   -----------
 Total-- representing net assets applicable to outstanding capital stock                        $3,867,575,336
                                                                                                ==============
 Net assets applicable to outstanding shares:             Class A                               $2,713,612,884
                                                          Class B                               $1,003,690,036
                                                          Class Y                               $  150,272,416
 Net asset value per share of outstanding capital stock:  Class A shares     517,376,159        $         5.24
                                                          Class B shares     191,362,043        $         5.24
                                                          Class Y shares      28,647,967        $         5.25

See accompanying notes to financial statements.



      Statement of operations
      IDS Bond Fund, Inc.
      Six months ended Feb. 28, 1998

                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividends                                                                                        $  1,512,750
 Interest                                                                                          139,726,602
                                                                                                   -----------
 Total income                                                                                      141,239,352
                                                                                                   -----------
 Expenses (Note 2):
 Investment management services fee                                                                  9,095,053
 Distribution fee -- Class B                                                                         3,570,437
 Transfer agency fee                                                                                 1,859,688
 Incremental transfer agency fee-- Class B                                                              36,786
 Service fee
      Class A                                                                                        2,299,757
      Class B                                                                                          826,189
      Class Y                                                                                           63,745
 Administrative services fees and expenses                                                             826,851
 Compensation of board members                                                                          15,536
 Custodian fees                                                                                        152,890
 Postage                                                                                               264,026
 Registration fees                                                                                     116,754
 Reports to shareholders                                                                                25,298
 Audit fees                                                                                             20,000
 Other                                                                                                  19,218
                                                                                                        ------
 Total expenses                                                                                     19,192,228
      Earnings credits on cash balances (Note 2)                                                      (388,212)
                                                                                                      --------
 Total net expenses                                                                                 18,804,016
                                                                                                    ----------
 Investment income (loss) -- net                                                                   122,435,336
                                                                                                   -----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions (Note 3)                                                                28,018,752
      Foreign currency transactions                                                                    494,956
      Financial futures contracts                                                                   (5,484,969)
                                                                                                    ----------
 Net realized gain (loss) on investments                                                            23,028,739
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies                            54,524,857
                                                                                                    ----------
 Net gain (loss) on investments and foreign currencies                                              77,553,596
                                                                                                    ----------
 Net increase (decrease) in net assets resulting from operations                                  $199,988,932
                                                                                                  ============

 See accompanying notes to financial statements.



      Financial statements


      Statements of changes in net assets
      IDS Bond Fund, Inc.


                                  Operations and distributions             Feb. 28, 1998         Aug. 31, 1997

                                                                        Six months ended            Year ended
                                                                             (Unaudited)
 Investment income (loss)-- net                                           $  122,435,336        $  240,172,449
 Net realized gain (loss) on investments                                      23,028,739            64,347,497
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies      54,524,857            98,764,325
                                                                              ----------            ----------
 Net increase (decrease) in net assets resulting from operations             199,988,932           403,284,271
                                                                             -----------           -----------
 Distributions to shareholders from:
      Net investment income
            Class A                                                          (92,000,908)         (177,119,796)
            Class B                                                          (29,178,633)          (53,865,341)
            Class Y                                                           (4,439,540)           (6,665,317)
      Net realized gain
            Class A                                                          (41,282,498)                    --
            Class B                                                          (14,848,739)                    --
            Class Y                                                           (1,901,326)                    --
                                                                              ----------            -----------
 Total distributions                                                        (183,651,644)         (237,650,454)

                                  Capital share transactions (Note 5)

 Proceeds from sales
      Class A shares (Note 2)                                                200,229,066           365,266,875
      Class B shares                                                         152,599,581           255,566,189
      Class Y shares                                                          54,061,186            58,488,053
 Reinvestment of distributions at net asset value
      Class A shares                                                          96,424,999           120,214,339
      Class B shares                                                          39,278,548            47,142,116
      Class Y shares                                                           6,340,866             6,665,317
 Payments for redemptions
      Class A shares                                                        (241,124,424)         (523,078,485)
      Class B shares (Note 2)                                               (104,909,055)         (278,467,674)
      Class Y shares                                                         (26,294,387)          (41,490,635)
                                                                             -----------           -----------
 Increase (decrease) in net assets from capital share transactions           176,606,380            10,306,095
                                                                             -----------            ----------
 Total increase (decrease) in net assets                                     192,943,668           175,939,912
 Net assets at beginning of period                                         3,674,631,668         3,498,691,756
                                                                           -------------         -------------
 Net assets at end of period                                              $3,867,575,336        $3,674,631,668
                                                                          ==============        ==============
 Undistributed net investment income                                      $    1,885,684        $    5,069,429
                                                                          --------------        --------------

 See accompanying notes to financial statements.


 Notes to financial statements


      IDS Bond Fund, Inc.
      (Unaudited as to Feb. 28, 1998)


  1

Summary of
significant
accounting policies



      The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests primarily in corporate bonds and other debt securities. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Significant accounting policies followed by the Fund are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

      Foreign currency translations and
      foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation and/or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

      Illiquid securities

      At Feb. 28, 1998, investments in securities included issues that are illiquid. The Fund currently limits investments in illiquid securities to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Feb. 28, 1998 was $6,949,747 representing 0.2% of net assets. Pursuant to guidelines adopted by the Fund's board, certain unregistered securities are determined to be liquid and are not included in the 10% limitation specified above.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, except for original issue discount, the Fund does not amortize premium and discount. Interest income, including level-yield amortization of premium and discount, is accrued daily.


      Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio, providing administrative services and serving as transfer agent. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

      Under its Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

     oClass A $15.50

     oClass B $16.50

     oClass Y $15.50


      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and commencing on May 9, 1997, the fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $4,423,281 for Class A and $334,882 for Class B for the six months ended Feb. 28, 1998.

      During the six months ended Feb. 28, 1998, the Fund's custodian and transfer agency fees were reduced by $388,212 as a result of earnings credits from overnight cash balances.

3

Securities
transactions

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,100,683,808 and $746,800,307, respectively, for the six months ended Feb. 28, 1998. Realized gains and losses are determined on an identified cost basis.


4

Lending of
portfolio securities

      At Feb. 28, 1998, securities valued at $32,354,649 were on loan to brokers. For collateral, the Fund received $6,905,120 in cash and U.S. government securities valued at $26,138,000. Income from securities lending amounted to $94,654 for the six months ended Feb. 28, 1998. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.



5

Capital share
transactions

      Transactions in shares of capital stock for the periods indicated are as follows:

                                         Six months ended Feb. 28, 1998
                                    Class A         Class B         Class Y

      Sold                       38,001,634      28,966,803      10,263,408

      Issued for reinvested      18,408,518       7,500,594       1,214,049
        distributions

      Redeemed                  (45,763,246)    (19,912,956)     (4,982,781)
                                -----------     -----------      ----------

      Net increase (decrease)    10,646,906      16,554,441       6,494,676
                                 ----------      ----------       ---------


                                            Year ended Aug. 31, 1997
                                    Class A         Class B         Class Y

      Sold                       70,920,637      49,648,273      11,312,033

      Issued for reinvested      23,385,736       9,173,422       1,302,408
        distributions

      Redeemed                 (101,710,017)    (54,072,632)     (8,062,196)
                               ------------     -----------      ----------

      Net increase (decrease)    (7,403,644)      4,749,063       4,552,245
                                 ----------       ---------       ---------



6

Foreign currency
contracts


      At Feb. 28, 1998, the Fund had entered into a foreign currency exchange contract that obligates the Fund to deliver currency at a specified future date. The unrealized appreciation and/or depreciation on this contract is included in the accompanying financial statements. See Summary of significant accounting policies. The terms of the open contract are as follows:

      Exchange date  Currency to     Currency to     Unrealized     Unrealized
                     be delivered    be received     appreciation   depreciation

      March 16, 1998   8,988,481     1,140,000,000     $46,590           $--
                       U.S. Dollar   Japanese Yen



      Notes to financial statements

      IDS Bond Fund, Inc.

7

 Financial highlights

      The  tables  below  show  certain  important  financial   information  for
      evaluating the Fund's results.

          Fiscal period ended Aug. 31,
          Per share income and capital changes(a)
                                     Class A
                        1998(b) 1997    1996   1995   1994   1993   1992    1991   1990   1989

Net asset value,        $5.22  $4.99   $5.05  $4.91  $5.48  $5.11  $4.74   $4.39  $4.74  $4.60
beginning of period
                           Income from investment operations:
Net investment income     .18    .35     .36    .38    .41    .40    .40     .41    .40    .42
(loss)

Net gains (losses)        .10    .23   (.07)    .23  (.51)    .38    .37     .33  (.36)    .15
(both realized
and unrealized)

Total from investment     .28    .58     .29    .61  (.10)    .78    .77     .74    .04    .57
operations
                           Less distributions:
Dividends from net      (.18)  (.35)   (.35)  (.37)  (.41)  (.41)  (.40)   (.39)  (.39)  (.43)
investment income

Distributions from      (.08)     --      --  (.10)  (.06)     --     --      --     --     --
realized gains

Total distributions     (.26)  (.35)   (.35)  (.47)  (.47)  (.41)  (.40)   (.39)  (.39)  (.43)

Net asset value,        $5.24  $5.22   $4.99  $5.05  $4.91  $5.48  $5.11   $4.74  $4.39  $4.74
end of period
                           Ratios/supplemental data
                                                   Class A
                        1998(b) 1997    1996   1995   1994   1993   1992    1991   1990   1989

Net assets, end of     $2,714 $2,646  $2,563 $2,363 $2,249 $2,490 $2,174  $1,902 $1,730 $1,811
period (in millions)

Ratio of expenses to    .83%c   .84%    .84%   .78%   .68%   .70%   .72%    .77%   .77%   .75%
average daily net assets(d)

Ratio of net income    6.72%c  6.86%   7.01%  7.84%  7.71%  7.78%  8.29%   9.03%  8.83%  9.04%
(loss) to average
daily net assets

Portfolio turnover rate   21%    50%     45%    43%    40%    60%    64%     74%    81%    97%
(excluding short-term
securities)

Total return(e)          5.6%  12.1%    5.8%  13.7% (2.0%)  15.8%  16.9%   17.6%    .9%  13.0%

                      a For a share outstanding throughout the period. Rounded to the nearest cent.
                      b Six months ended Feb. 28, 1998 (Unaudited).
                      c Adjusted to an annual basis.
                      d Effective  fiscal  year 1996,  expense  ratio is based on total  expenses  of the Fund  before  the  reduction  of
                        earnings credits on cash balances.
                      e Total return does not reflect payment of a sales charge.



      Notes to financial statements

      IDS Bond Fund, Inc.


                               Fiscal period ended Aug. 31,
                               Per share income and capital changes(a)
                                   Class B                            Class Y
                        1998(b) 1997    1996  1995(c)       1998(b) 1997    1996  1995(c)

Net asset value,        $5.22  $4.99   $5.05  $4.79         $5.22  $4.99   $5.05  $4.79
beginning of period
                           Income from investment operations:

Net investment income     .16    .31     .32    .17           .18    .36     .37    .19
(loss)

Net gains (both realized  .10    .23   (.07)    .26           .12    .23   (.07)    .26
and unrealized)

Total from investment     .26    .54     .25    .43           .30    .59     .30    .45
operations

                           Less distributions:
Dividends from net      (.16)  (.31)   (.31)  (.17)         (.19)  (.36)   (.36)  (.19)
investment income

Distributions from      (.08)     --      --     --         (.08)     --      --     --
realized gains

Total distributions     (.24)  (.31)   (.31)  (.17)         (.27)  (.36)   (.36)  (.19)

Net asset value,        $5.24  $5.22   $4.99  $5.05         $5.25  $5.22   $4.99  $5.05
end of period
                           Ratios/supplemental data
                                    Class B                                     Class Y
                        1998(b) 1997    1996  1995(c)       1998(b) 1997    1996  1995(c)

Net assets, end of     $1,004   $913    $848   $782          $150   $116     $88    $64
period (in millions)

Ratio of expenses to   1.59%d  1.60%   1.60% 1.63%d         .76%d   .70%    .67%  .67%d
average daily net assets(e)

Ratio of net income    5.96%d  6.10%   6.24% 6.81%d        6.81%d  7.01%   7.19% 8.44%d
(loss) to average
daily net assets

Portfolio turnover rate   21%    50%     45%    43%           21%    50%     45%    43%
(excluding short-term
securities)

Total return(f)          5.2%  11.2%    5.0%   9.0%          5.6%  12.2%    5.9%   9.4%

   a For a share outstanding throughout the period. Rounded to the nearest cent.
   b Six months ended Feb. 28, 1998 (Unaudited).
   c Inception date was March 20, 1995.
   d Adjusted to an annual basis.
   e Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before the reduction of earnings credits on cash balances.
   f Total return does not reflect payment of a sales charge.



 Investments in securities


      IDS Bond Fund, Inc.
      Feb. 28, 1998 (Unaudited)

                                                                                     (Percentages represent
                                                                                       value of investments
                                                                                    compared to net assets)
 Bonds -- 96.4%

Issuer                                              Coupon                 Principal                   Value(a)
                                                      rate                    amount
 U.S. government obligations - 6.2%
 U.S. Treasury
      01-15-99                                       6.375%               $2,000,000                 $2,014,660
      09-30-99                                       7.125                26,500,000                 27,116,390
      11-15-01                                       7.50                 29,900,000(g)              31,762,172
      08-15-02                                       6.375                17,300,000                 17,807,582
      05-15-04                                       7.25                 36,450,000                 39,481,182
      11-15-04                                       7.875                16,000,000                 17,933,120
      07-15-06                                       7.00                  5,300,000                  5,742,073
      11-15-16                                       7.50                  8,100,000                  9,463,716
      08-15-17                                       8.875                42,750,000                 56,805,345
      11-15-21                                       8.00                  5,150,000                  6,435,440
 U.S. Treasury
    Tips
      01-15-07                                       3.375                 5,900,000(k)               5,863,593
 Govt Trust Certs Israel
      11-15-01                                       9.25                  8,278,413                  8,587,281
 Resolution Funding Corp
    Zero Coupon
      04-15-99                                       7.42                 11,500,000(e)              10,808,160
 Total                                                                                              239,820,714

 Mortgage-backed securities - 16.9%
 Federal Home Loan Mtge Corp
      07-01-07                                       6.50                    502,174                    506,594
      03-01-10                                       5.50                 11,900,000                 11,490,938
      11-01-10                                       6.00                 12,054,801                 11,973,431
      04-01-17                                       8.00                    681,836                    709,116
      08-01-24                                       8.00                 12,801,379                 13,319,195
      10-01-26                                       8.50                 16,719,806                 17,478,217
      12-01-27                                       6.00                 10,786,750                 10,452,360
 Federal Home Loan Mtge Corp
    Collateralized Mtge Obligation
      03-15-22                                       7.00                 10,000,000                 10,292,700
      04-15-22                                       8.50                 17,000,000                 18,829,030
      07-15-22                                       7.00                 12,000,000                 12,253,200
      Trust Series Z
      04-25-24                                       8.25                 11,707,432(c)              12,808,165
 Federal Natl Mtge Assn
      02-15-08                                       5.75                 22,365,000                 22,247,136
      07-01-08                                       6.50                 11,506,916                 11,605,415
      01-01-09                                       5.50                  9,078,922                  8,865,567
      11-01-09                                       9.00                      2,687                      2,879
      06-01-10                                       6.50                 24,302,177                 24,472,292
      08-01-11                                       8.50                 43,208,930                 45,396,382
      04-01-23                                       8.50                 12,168,648                 12,853,743
      05-01-23                                       6.50                 37,135,144                 37,113,977
      08-01-23                                       6.50                  3,492,910                  3,490,919
      09-01-23                                       6.50                  2,261,650                  2,257,534
      09-01-23                                       6.50                  1,733,197                  1,730,043
      11-01-23                                       6.50                  8,552,490                  8,536,924
      01-01-24                                       6.50                 46,025,300                 45,941,533
      01-01-24                                       6.50                  3,300,737                  3,294,730
      01-01-24                                       6.50                  7,690,951                  7,676,953
      02-01-24                                       6.50                  8,284,916                  8,204,635
      05-01-24                                       6.00                 57,508,498                 56,201,906
      06-01-24                                       9.00                 10,006,312                 10,754,184
      07-01-24                                       8.50                  5,662,175                  5,949,135
      02-01-25                                       8.00                  7,609,777                  7,911,429
      09-01-25                                       6.50                 26,070,566                 25,966,023
      09-01-25                                       8.00                 11,721,700                 12,186,348
      01-01-26                                       6.00                 23,306,294                 22,587,528
      02-01-26                                       7.00                 21,790,050                 22,087,049
      02-01-26                                       7.00                 20,719,230                 21,001,633
      02-01-26                                       7.00                  4,006,822                  4,061,435
 Federal Natl Mtge
    Collateralized Mtge Obligation
      01-25-24                                       5.00                  9,281,012                  9,043,232
      05-18-26                                       5.00                 15,000,000                 13,575,000
      Trust Series Z
      02-25-24                                       6.00                  6,352,446(c)               5,661,490
 Govt Natl Mtge Assn
      12-01-08                                       7.00                 34,674,237                 35,475,905
      02-15-24                                       8.00                  3,425,163                  3,569,671
      02-15-25                                       9.00                  2,245,325                  2,427,061
      06-15-26                                       8.00                  7,057,763                  7,333,509
      08-15-26                                       8.00                  8,670,159                  9,008,903
      08-15-26                                       8.00                  4,518,566                  4,695,106
 Merrill Lynch Mtge Investors
      06-15-21                                       8.17                  5,048,888                  5,050,465
 Prudential Bache
    Collateralized Mtge Obligation
      04-01-19                                       7.97                  7,324,699                  7,569,549
 Total                                                                                              655,920,169


 Aerospace & defense - 2.7%
 BE Aerospace
    Sr Sub Nts Series B
      02-01-06                                       9.875                 7,000,000                  7,428,750
 Boeing
      09-15-31                                       8.75                 15,000,000                 19,183,200
 Goodrich (BF)
      07-01-01                                       9.625                10,000,000                 10,975,300
 L-3 Communications
    Sr Sub Nts Series B
      05-01-07                                      10.375                 9,260,000                 10,209,150
 McDonnell Douglas Finance
    Medium-term Sr Nts
      01-27-10                                       7.22                 10,000,000                 10,623,300
 Newport News Shipbuilding
    Sr Nts
      12-01-06                                       8.625                 7,500,000                  8,006,250
 Northrop-Grumman
      03-01-06                                       7.00                  8,000,000                  8,311,760
 Sequa
      10-15-99                                       9.625                10,000,000                 10,325,000
 United Defense Inds
    Sr Sub Nts
      11-15-07                                       8.75                  6,000,000(d)               6,150,000
 United Techonologies
      11-15-19                                       8.875                10,000,000                 12,374,200
 Total                                                                                              103,586,910

 Airlines - 1.2%
 Atlantic Express
    Company Guaranty
      02-01-04                                      10.75                  4,000,000(d)               4,310,000
 Continental Airlines
    Series 1996A
      04-15-15                                       6.94                 14,416,446                 14,764,026
    Series 1996B
      04-15-15                                       7.82                  4,805,482                  5,180,934
 Delta Air Lines
      05-15-10                                      10.125                10,000,000                 12,533,300
 Northwest Airlines
    Company Guaranty 1st Series 1991
      01-02-15                                       8.07                  4,917,931                  5,350,118
      01-02-15                                       8.97                  2,931,156                  3,205,689
 Total                                                                                               45,344,067

 Automotive & related - 0.8%
 Arvin Capital
   Company Guaranty
      02-01-27                                       9.50                 10,000,000                 11,151,100
 Ford Motor Credit
      06-15-07                                       7.20                  5,500,000                  5,863,000
 Hayes Lemmerz Intl
   Company Guaranty Series B
      07-15-07                                       9.125                10,000,000                 10,625,000
 Tower Automotive
      08-01-04                                       5.00                  2,000,000(d)               2,200,000
 Total                                                                                               29,839,100


 Banks and savings & loans - 2.4%
 BankAmerica
   Series B
      12-31-26                                       7.70                 10,000,000(d)              10,281,100
 Central Fidelity Capital
   Company Guaranty Series A
      04-15-27                                       6.75                 16,500,000                 16,888,245
 First Nationwide Holdings
   Sr Sub Nts
      10-01-03                                      10.625                 5,890,000                  6,596,800
 Firstar Capital
   Company Guaranty Series B
      12-15-26                                       8.32                 10,000,000                 10,809,900
 Fleet Financial Group
   Sub Deb
      01-15-28                                       6.875                 7,000,000                  7,012,460
 Greenpoint Capital
   Company Guaranty
      06-01-27                                       9.10                  5,000,000                  5,531,350
 Mellon Capital
   Company Guaranty Series A
      12-01-26                                       7.72                  3,850,000                  4,014,049
 Meridian Bancorp
   Sub Deb
      07-15-02                                       7.875                10,400,000                 11,039,600
 Society
   Sub Nts
      06-15-02                                       8.125                 3,000,000                  3,207,960
 Union Planters Capital
   Company Guaranty
      12-15-26                                       8.20                 10,000,000                 10,670,800
 Washington Mutual Capital
   Company Guaranty
      06-01-27                                       8.375                 5,800,000(d)               6,330,816
 Total                                                                                               92,383,080

 Building materials & construction - 0.6%
 AAF-McQuay
   Sr Nts
      02-15-03                                       8.875                 6,100,000                  6,039,000
 Owens-Corning Fiberglass
      06-01-12                                       9.375                 6,900,000                  8,146,554
 Pulte
   Sr Nts
      12-15-03                                       7.00                  7,700,000                  7,793,401
 Total                                                                                               21,978,955


 Chemicals - 0.9%
 Grace (WR)
      08-15-04                                       8.00                 10,420,000                 11,288,820
 USA Waste Services
   Cv Sub Nts
      02-01-02                                       4.00                  5,300,000                  6,061,875
   Sr Nts
      10-01-07                                       7.125                15,000,000                 15,626,850
 Total                                                                                               32,977,545

 Communications equipment & services - 1.2%
 BellSouth Telecommunications
      06-15-05                                       6.50                  7,200,000                  7,400,448
      12-01-95                                       7.00                 10,000,000                 10,430,000
 Comcast Cellular Holdings
   Sr Nts Series B
      05-01-07                                       9.50                  8,500,000                  8,967,500
 GTE California
      09-01-09                                       6.70                 10,000,000                 10,233,200
 Interamericas Communications
      10-27-07                                      14.00                  1,250,000(d)               1,262,500
 Jordan Telecommunications Products
   Sr Nts Series B
      08-01-07                                       9.875                 4,400,000                  4,664,000
 PhoneTel Technologies
   Sr Nts
      12-15-06                                      12.00                  4,000,000                  4,210,000
 Total                                                                                               47,167,648


 Computers & office equipment - 0.8%
 Cooperative Computing
   Sr Sub Nts
      02-01-08                                       9.00                  7,000,000(d)               6,912,500
 Hewlett-Packard
   Zero Coupon Cv Sub Nts
      10-15-17                                       3.12                 12,500,000(d,e)             6,734,375
 Learning
   Cv Sr Nts
      11-01-00                                       5.50                 12,000,000                 10,770,000
 Read-Rite
   Sub Nts
      09-01-04                                       6.50                  4,725,000                  3,898,125
 Solectron
   Cv Sub Nts
      03-01-06                                       6.00                  2,300,000                  3,567,875
 Total                                                                                               31,882,875

 Consumer finance -- personal loans - 0.2%
 Yale University
      04-15-96                                       7.375                 6,000,000                  6,486,900

 Electronics - 0.4%
 Reliance Electric
      04-15-03                                       6.80                  6,000,000                  6,216,180
 Thomas & Betts
      01-15-06                                       6.50                  9,200,000                  9,210,212
 Total                                                                                               15,426,392


 Energy - 2.3%
 Enron Oil & Gas
      11-15-06                                       6.70                  5,000,000                  5,131,700
 Ocean Energy
   Company Guaranty Series B
      07-15-07                                       8.875                 4,000,000                  4,230,000
 Oryx Energy
      04-01-01                                      10.00                  9,650,000                 10,602,069
 Parker & Parsley Petroleum
   Sr Nts
      08-15-07                                       8.25                  9,500,000                 10,659,380
 PDV America
   Sr Nts
      08-01-03                                       7.875                15,000,000                 15,582,300
 Snyder Oil
   Company Guaranty
      06-15-07                                       8.75                  6,000,000(d)               6,135,000
 Texaco Capital
      04-01-32                                       8.625                10,000,000                 12,584,200
      03-01-43                                       7.50                  3,000,000                  3,266,370
 USX-Marathon Group
      05-15-22                                       9.375                17,500,000                 22,019,200
 Total                                                                                               90,210,219

 Energy equipment & services - 0.9%
 DI Inds
   Sr Nts
      07-01-07                                       8.875                 6,750,000                  7,104,375
 Diamond Offshore Drilling
   Cv Sr Sub Nts
      09-15-07                                       3.125                 8,000,000                  7,830,000
 Foster Wheeler
      11-15-05                                       6.75                 11,000,000                 11,216,370
 Global Marine
      09-01-07                                       7.125                10,000,000(d)              10,358,700
 Total                                                                                               36,509,445


 Financial services - 3.5%
 Barclays North America Capital
      05-15-21                                       9.75                 13,600,000                 15,540,992
 Bat-Crave-800
      08-12-00                                       6.68                 10,100,000(d)              10,196,253
      08-12-00                                       6.86                  7,000,000                  7,066,500
 First Union-
 Lehman Brothers Cl A3
   Series 1997-C2
      11-18-29                                       6.65                 20,000,000                 20,425,000
 GenAmerica Capital
   Company Guaranty
      06-30-27                                       8.53                  8,000,000                  8,405,176
 GMAC
   Medium-term Nts
      03-09-98                                       7.625                10,000,000                 10,002,400
 Merrill Lynch & Co
      02-12-03                                       6.00                  4,150,000                  4,114,933
 Merrill Lynch Mtge Investors Cl D
   Series 1996-C2
      12-21-28                                       6.96                  7,515,000                  7,482,122
 Ohio Savings Capital
   Company Guaranty
      06-03-27                                       9.50                  9,500,000                 10,618,245
 Salomon
   Medium-term Nts
      11-30-00                                       6.625                 6,700,000                  6,791,656
   Sr Nts
      05-15-99                                       7.00                 21,000,000                 21,226,799
 Salomon Smith Barney Holdings
      01-15-03                                       6.125                15,000,000                 14,883,900
 Total                                                                                              136,753,976

 Food - 0.4%
 Ameriserve Food Distributions
   Company Guaranty
      10-15-06                                       8.875                 7,500,000                  7,762,500
 Chiquita Brands Intl
   Sr Nts
      11-01-06                                      10.25                  7,000,000                  7,665,000
 Fine Host
   Cv Sub Nts
      11-01-04                                       5.00                  3,000,000(d)               1,965,000
 Total                                                                                               17,392,500

 Foreign - 14.5%(i)
 ABN-Amro Bank
   (U.S. Dollar)
      05-15-23                                       7.75                  9,000,000                  9,895,050
 Airplanes GPA Cl D
   (U.S. Dollar) Series 1
      03-15-19                                      10.875                 6,000,000                  6,709,860
 APP Finance VI Mauritius
   (U.S. Dollar) Zero Coupon Cv
      11-18-12                                      10.50                 16,650,000(f)               3,829,500
 Banca Commercial Italian
   (U.S. Dollar)
      07-15-07                                       8.25                  9,200,000                 10,237,024
 Banco General
   (U.S. Dollar)
      08-01-02                                       7.70                  7,500,000(d)               7,446,675
 Bank of China
   (U.S. Dollar)
      03-15-14                                       8.25                 10,000,000                  9,466,200
 Canadian Forest Oil
   (U.S. Dollar) Company Guaranty
      09-15-07                                       8.75                  5,500,000                  5,596,250
 Carter Holt Harvey
   (U.S. Dollar)
      12-01-04                                       8.875                10,500,000                 11,779,320
 Celcaribe
   (U.S. Dollar) Zero Coupon Sr Nts
      03-15-04                                      16.23                  3,250,000(d,f)             3,347,500
   (U.S. Dollar) Zero Coupon Units
      03-15-04                                       5.83                  2,870,000(d,f)             5,309,500
 Centaur Mining & Exploration
   (U.S. Dollar) Company Guaranty
      12-01-07                                      11.00                  5,500,000(d)               5,596,250
 China Power & Light
   (U.S. Dollar) Sr Nts
      04-15-06                                       7.50                  8,000,000                  7,812,720
 City of Moscow
   (Russian Ruble) Zero Coupon
      07-01-98                                      22.80                  5,576,575(f)               5,188,445
      12-31-98                                      21.80                  3,691,890(f)               3,115,955
 City of Moscow
   (U.S. Dollar)
      05-31-00                                       9.50                  6,000,000(d)               5,782,500
 Comp Paranaense De Energ
   (U.S. Dollar)
      05-02-05                                       9.75                  4,000,000(d)               3,955,000
 Dao Heng Bank
   (U.S. Dollar) Sub Nts
      01-24-07                                       7.75                 12,000,000(d)               9,909,600
 Daya Guna
   (U.S. Dollar) Company Guaranty
      06-01-07                                      10.00                  4,575,000(d)               3,797,250
 Delphes  2
   (U.S. Dollar)
      05-05-09                                       7.75                  8,500,000                  8,489,375
 Doman Inds
   (U.S. Dollar)
      03-15-04                                       8.75                  4,000,000                  3,930,000
 Doman Inds
   (U.S. Dollar) Sr Nts
      11-15-07                                       9.25                  3,500,000(d)               3,465,000
 Espirito Santo Centrais
   (U.S. Dollar) Sr Nts
      07-15-07                                      10.00                  6,000,000(d)               5,595,000
 Ford Capital
   (U.S. Dollar)
      05-01-98                                       9.125                 4,000,000                  4,020,880
      06-01-10                                       9.50                 18,350,000                 22,697,482
 Govt of Algeria
   (U.S. Dollar)
      09-04-06                                       7.06                  6,000,000                  4,980,000
 Govt of Algeria
   Zero Coupon (U.S. Dollar)
      12-31-20                                       1.27                  4,000,000(f)               2,405,000
 Govt of Russia
   (Russian Ruble)
      09-27-00                                       2.31                 19,002,914                  2,285,000
   (U.S. Dollar)
      07-28-00                                      10.375                10,000,000                  8,600,000
 Greater Beijing
   (U.S. Dollar) Sr Nts
      06-15-04                                       9.25                  3,500,000(d)               2,821,245
      06-15-07                                       9.50                  5,000,000(d)               3,994,100
 Gruma Sa De Cv
   (U.S. Dollar)
      10-15-07                                       7.625                 6,000,000(d)               5,989,560
 Grupo Iusacell
   (U.S. Dollar)
      07-15-04                                      10.00                  3,000,000                  3,127,500
 Grupo Televisa
   (U.S. Dollar) Sr Nts Series A
      05-15-03                                      11.375                 6,000,000                  6,645,000
 Honam Oil Refinery
   (U.S. Dollar)
      10-15-05                                       7.125%               $9,000,000(d)              $7,425,000
 Hutchison Whampo Finance
   (U.S. Dollar) Company Guaranty
      08-01-17                                       7.45                  2,600,000(d)               2,339,168
      08-01-27                                       7.50                  8,000,000(d)               7,003,840
 Hyder PLC
   (U.S. Dollar)
      12-15-17                                       7.25                  8,000,000(d)               8,074,240
 Hyundai Semiconductor
   (U.S. Dollar) Sr Nts
      05-15-07                                       8.625                10,000,000(d)               7,862,900
 Imexsa Export Trust
   (U.S. Dollar)
      05-31-03                                      10.125                 7,500,000(d)               7,837,500
 Israel Electric
   (U.S. Dollar) Sr Nts
      12-15-06                                       7.25                 10,000,000                 10,210,400
 Korea Electric Power
   (U.S. Dollar)
      07-01-02                                       8.00                  2,800,000                  2,647,568
      12-01-03                                       6.375                 5,000,000                  4,303,750
 MacMillan Bloe Delaware
   (U.S. Dollar)
      01-15-04                                       8.50                  3,000,000                  3,189,330
 Mexican Cetes
   (Mexican Peso) Zero Coupon
      06-04-98                                      19.05                 42,580,000(e)               5,035,085
      07-02-98                                      20.59                 48,250,000(e)               5,277,103
 MGM Grand
   (U.S. Dollar)
      02-01-05                                       6.95                 10,000,000                  9,843,500
 Ministry Finance Russia
   (U.S. Dollar)
      11-27-01                                       9.25                  4,000,000(d)               3,860,000
      06-26-07                                      10.00                  8,000,000(d)               7,390,000
 Morgan (JP)
   (U.S. Dollar) Sr Sub Nts Series A
      02-15-12                                       4.00                 13,000,000(l)              12,079,600
 Nationwide CSN Trust
   (U.S. Dollar)
      02-15-25                                       9.875                11,500,000(d)              13,809,890
 People's Republic of China
   (U.S. Dollar)
      07-03-01                                       7.375                 3,500,000                  3,565,625
      01-15-96                                       9.00                 10,000,000                 11,081,500
 Petronas
   (U.S. Dollar)
      08-15-15                                       7.75                 10,000,000                  9,392,200
 Petrozuata Finance
   (U.S. Dollar)
      04-01-09                                       7.63                  3,000,000(d)               3,072,090
      04-01-17                                       8.22                  7,000,000(d)               7,315,210
 Philippine Long Distance Telephone
   (U.S. Dollar)
      03-06-07                                       7.85                  4,000,000(d)               3,606,600
   (U.S. Dollar) Medium-term Nts Series E
      03-06-17                                       8.35                  3,000,000(d)               2,662,020
 Phoenix Shannon
   (U.S. Dollar) Cv Sr Sub Nts
      11-01-00                                       9.50                  1,089,480(b,d)               599,214
 Plitt Theatres
   (U.S. Dollar) Sr Sub Nts
      06-15-04                                      10.875                 4,000,000                  4,380,000
 Province of Mendoza
   (U.S. Dollar)
      09-04-07                                      10.00                  4,000,000(d)               3,880,000
 Quno Corp
   (U.S. Dollar) Sr Nts
      05-15-05                                       9.125                 7,000,000                  7,332,500
 Repap New Brunswick
   (U.S. Dollar) Sr Nts
      07-15-00                                       9.875                14,250,000                 14,570,625
 Republic of Argentina
   (Argentine Peso)
      07-10-02                                       8.75                  2,750,000(d)               2,516,250
      02-12-07                                      11.75                  2,500,000                  2,643,750
   (U.S. Dollar)
      07-10-02                                       8.75                  5,000,000(d)               4,575,000
 Republic of Austria
   (U.S. Dollar)
      07-01-98                                      10.00                  3,150,000                  3,191,344
 Republic of Brazil
   (U.S. Dollar)
      04-15-14                                       8.00                  5,701,300                  4,607,363
      05-15-27                                      10.125                 8,000,000(g)               7,670,000
 Republic of Panama
   (U.S. Dollar)
      02-13-02                                       7.875                 3,000,000(d)               3,010,470
 Rogers Cablesystems
   (Canadian Dollar)
      01-15-14                                       6.78                  3,700,000                  2,756,837
 Rogers Cantel
   (U.S. Dollar)
      06-01-08                                       9.375                 9,300,000                  9,927,750
 Scotland Bank
   (U.S. Dollar)
      01-27-04                                       8.80                 20,500,000(d)              22,815,065
 Tarkett Intl
   (U.S. Dollar) Sr Sub Nts
      03-01-02                                       9.00                 11,000,000                 11,165,000
 Tatneft Finance
   (U.S. Dollar) Company Guaranty
      10-29-02                                       9.00                  4,000,000(d)               3,470,000
 Telecom NewZeal Finance
   (U.S. Dollar)
      02-10-08                                       6.50                 10,000,000(d)               9,870,219
 Telekom Malaysia
   (U.S. Dollar)
      08-01-25                                       7.875                15,000,000(d)              12,508,800
 Texas Utilities Electric
   (U.S. Dollar)
      08-01-07                                       7.17                 13,900,000                 14,516,743
 TU Electric Capital
   (U.S. Dollar) Company Guaranty
      01-30-37                                       8.175                10,000,000                 10,534,500
 United Mexican States
   (U.S. Dollar)
      05-15-26                                      11.50                  8,000,000(g)               9,785,000
 WMC Finance USA
   (U.S. Dollar)
      11-15-13                                       7.25                 10,000,000                 10,587,700
 Zhuhai Highway
   (U.S. Dollar) Sub Nts
      07-01-08                                      11.50                 10,000,000(d)               9,115,400
 Zurich Capital Trust
   (U.S. Dollar) Company Guaranty
      06-01-37                                       8.38                  7,500,000(d)               8,264,025
 Total                                                                                              560,997,415

 Furniture & appliances - 0.2%
 Interface
   Sr Sub Nts Series B
      11-15-05                                       9.50                  7,500,000                  8,053,125


 Health care - 0.5%
 Alaris Medical Systems
   Company Guaranty
      12-01-06                                       9.75                  6,250,000                  6,640,625
 Dura Pharmaceuticals
   Cv Sub Nts
      07-15-02                                       3.50                  3,300,000                  2,904,000
 Lilly (Eli)
      01-01-36                                       6.77                  7,950,000                  8,192,714
 Total                                                                                               17,737,339


 Health care services - 2.2%
 La Petite Holdings
   Sr Nts
      08-01-01                                       9.625                 9,425,000                  9,849,125
 Magellan Health Services
   Sr Sub Nts
      02-15-08                                       9.00                 10,000,000(d)              10,150,000
 Novacare
   Cv Sub Deb
      01-15-00                                       5.50                  7,000,000                  6,702,500
 Owens & Minor
   Company Guaranty
      06-01-06                                      10.875                 4,000,000                  4,480,000
 Paracelsus Healthcare
   Sr Sub Nts
      08-15-06                                      10.00                  8,500,000                  8,903,750
 Physician Sales & Service
   Company Guaranty
      10-01-07                                       8.50                  8,400,000                  8,673,000
 Tenet Healthcare
   Sr Nts
      12-01-03                                       8.625                 3,850,000                  4,061,750
   Sr Sub Nts
      03-01-05                                      10.125                22,000,000                 24,200,000
 Vencor
   Sr Sub Nts
      07-15-07                                       8.625                 8,250,000                  9,157,500
 Total                                                                                               86,177,625


 Household products - 0.3%
 Revlon Consumer Products
   Sr Nts
      02-01-06                                       8.125                13,500,000(d)              13,500,000


 Industrial equipment & services - 0.3%
 AGCO
   Sr Sub Nts
      03-15-06                                       8.50                  5,200,000                  5,414,500
 Thermo Electron
   Cv Sub Deb
      01-01-03                                       4.25                  2,600,000(d)               3,084,250
 Tyco Intl
   Cv Sub Nts
      07-06-10                                       6.50                  2,650,000(e)               3,557,625
 Total                                                                                               12,056,375

 Insurance - 2.6%
 Americo Life
   Sr Sub Nts
      06-01-05                                       9.25                  9,400,000                  9,658,500
 Arkwright CSN Trust
      08-15-26                                       9.625                 5,000,000(d)               6,043,400
 Conseco Financing Trust
   Company Guaranty
      11-15-26                                       8.70                  9,300,000                 10,379,451
 Equitable Cos
   Sr Nts
      12-15-04                                       9.00                  4,250,000                  4,851,970
 Equitable Life Assurance Society US Cl B1
   Series 174
      05-15-09                                       7.33                  5,500,000                  5,838,250
 Executive Risk Capital
   Company Guaranty Series B
      02-01-27                                       8.675                11,500,000                 12,776,269
 Leucadia Natl
   Sr Sub Nts
      10-15-06                                       7.875                10,850,000                 11,369,390
 Lincoln Natl
      05-15-05                                       7.25                  6,000,000                  6,264,192
 New York Life Insurance
   (U.S. Dollar)
      12-15-23                                       7.50                  6,000,000(d)               6,259,200
 Orion Capital
   Company Guaranty
      04-15-28                                       7.70                  4,250,000(d)               4,230,195
 Principal Mutual
      03-01-44                                       8.00                 10,000,000(d)              10,795,900
 SAFECO Capital
   Company Guaranty
      07-15-37                                       8.07                 10,000,000                 10,560,400
 Total                                                                                               99,027,117


 Leisure time & entertainment - 2.4%
 Caesars World
   Sr Sub Nts
      08-15-02                                       8.875                 6,000,000                  6,195,000
 Hammons (JQ) Hotels
   1st Mtge
      02-15-04                                       8.875                 7,000,000                  7,192,500
 IHF Holdings
   Zero Coupon Sr Disc Nts Series B
      11-15-04                                       9.44                  7,500,000(e)               6,450,000
 Lodgenet Entertainment
   Sr Nts
      12-15-06                                      10.25                  5,500,000                  5,692,500
 Mirage Resorts
      02-01-08                                       6.75                 11,850,000                 11,703,297
 Time Warner
      02-01-24                                       7.57                 11,875,000                 12,618,850
      01-15-28                                       6.95                 17,000,000                 16,642,150
 Trump Atlantic City Assn/Funding
   Company Guaranty
      05-01-06                                      11.25                  4,000,000                  4,145,000
 United Artists Theatres
   Series 1995A
      07-01-15                                       9.30                 13,264,477                 13,662,411
 Venetian Casino/LV Sands
   Mtge
      11-15-04                                      12.25                  7,680,000(d)               7,814,400
 Total                                                                                               92,116,108

 Media - 4.5%
 Ackerly Communications
   Sr Nts Series B
      10-01-03                                      10.75                 11,000,000                 11,742,500
 Adelphia Communications
   Sr Nts
      02-01-08                                       8.375                 5,000,000                  5,000,000
 Cablevision Systems
   Sr Sub Nts
      11-01-05                                       9.25                  6,000,000                  6,435,000
 Cox Communications
      06-15-25                                       7.625                 7,000,000                  7,582,330
 EchoStar Communications
   Zero Coupon Sr Sec Disc Nts
      06-01-04                                       6.73                  6,000,000(e)               5,670,000
 Jacor Communications
   Zero Coupon Cv
      02-09-18                                      17.57                  9,000,000(e)               3,926,250
   Sr Sub Nts
      02-15-10                                       8.00                  6,300,000(d)               6,331,500
 Lamar Advertising
   Company Guaranty
      09-15-07                                       8.625                12,000,000                 12,510,000
 Marcus Cable Operating
   Zero Coupon Sr Disc Nts
      08-01-04                                       6.59                 10,000,000(f)               9,475,000
 News Corp
      06-24-10                                      10.15                  3,701,757(d)               4,037,158
 Outdoor Systems
   Company Guaranty
      06-15-07                                       8.875                13,700,000                 14,436,375
 Time Warner Entertainment
   Sr Nts
      07-15-33                                       8.375                17,500,000                 20,271,125
 Turner Broadcasting
      07-01-13                                       8.375                10,000,000                 11,207,700
      02-01-24                                       8.40                 19,500,000                 20,693,595
 Viacom
   Sub Deb
      07-07-06                                       8.00                 30,150,000                 30,828,375
 Viacom Intl
      07-01-03                                       7.00                  3,000,000                  2,933,400
      07-01-03                                       7.00                  2,000,000                  1,959,880
 Total                                                                                              175,040,188

 Metals - 0.2%
 EnviroSource
   Sr Nts
      06-15-03                                       9.75                  4,200,000                  4,278,750
      06-15-03                                       9.75                  1,800,000                  1,833,750
 Total                                                                                                6,112,500


 Miscellaneous - 3.6%
 Adams Outdoor Advertising
   Sr Nts
      03-15-06                                      10.75                  7,500,000                  8,343,750
 American General Institute Capital
   Company Guaranty Series A
      12-01-45                                       7.57                 10,000,000(d)              10,369,800
 Bistro Trust
      12-31-02                                       9.50                 22,750,000(d)              22,793,224
 California Infrastructure
   Series 1997-1
      12-26-09                                       6.42                  5,500,000                  5,573,906
 Comforce Operating
   Sr Nts
      12-01-07                                      12.00                  4,500,000(d)               4,815,000
 ECM Funding LP
      06-10-02                                      11.92                  1,661,847(d,h)             1,661,847
 ESI Tractebel Acquisitions
      12-30-11                                       7.99                  1,750,000                  1,756,563
 First Empire Capital
   Company Guaranty
      02-01-27                                       8.23                 10,450,000                 11,258,412
 M & I Capital
   Company Guaranty
      12-01-26                                       7.65                 10,000,000                 10,392,000
 MSX Intl
   Sr Sub Nts
      01-15-08                                      11.375                 5,700,000                  5,899,500
 Norcal Waste Systems
   Company Guaranty Series B
      11-15-05                                      13.50                  7,500,000                  8,728,125
 Omnipoint Communications
   Sr Nts
      02-17-06                                       8.875                10,000,000(d)               9,990,000
 Penn-American Water
   1st Mtge Medium-term Nts
      11-01-17                                       7.08                 13,000,000                 13,094,510
 Roche Holdings
   Zero Coupon
      05-16-12                                       4.95                  6,700,000(e)               3,391,875
 SC Intl
      09-01-07                                       9.25                 11,500,000                 12,075,000
 Stellex Inds
   Sr Sub Nts
      11-01-07                                       9.50                  8,800,000(d)               9,042,000
 Total                                                                                              139,185,512


 Multi-industry conglomerates - 1.2%
 Corestaff
   Cv Sub Nts
      08-15-04                                       2.94                  3,900,000                  3,558,750
 Employee Solutions
   Sr Nts
      10-15-04                                      10.00                  7,250,000                  7,041,563
 Pierce Leahy
   Sr Sub Nts
      07-15-06                                      11.125                 4,723,000(d)               5,419,643
 Prime Succession
   Sr Sub Nts
      08-15-04                                      10.75                  4,240,000                  4,674,600
 Tenneco
      06-15-07                                       7.625                 5,000,000                  5,393,650
 USI American Holdings
   Sr Nts Series B
      12-01-06                                       7.25                 10,920,000                 11,066,109
 Westinghouse Electric
      06-01-01                                       8.875                10,000,000                 10,643,500
 Total                                                                                               47,797,815


 Municipal bonds - 0.3%(m)
 Denver Colorado City & County School
   District  1 Taxable-Pension-School
   Facilities Lease (AMBAC Insured)
      12-15-12                                       6.94                  7,700,000                  7,927,766
 New Jersey Economic Development
   Authority State Pension Funding
   Revenue Bonds (MBIA Insured)
      02-15-29                                       7.43                  4,600,000                  5,036,540
 Total                                                                                               12,964,306


 Paper & packaging - 1.4%
 Fort Howard
   Series 1991
      01-02-02                                      11.00                  8,426,173                  8,805,351
 Gaylord Container
   Sr Nts
      06-15-07                                       9.375                 7,500,000(d)               7,406,250
      06-15-07                                       9.75                  8,500,000                  8,585,000
 Intl Paper
      11-15-12                                       5.125                 9,000,000                  7,815,780
 Scotia Pacific Holding
   Collateralized Mtge Obligation
      07-20-15                                       7.95                  4,015,481                  4,224,808
 Tenneco
      11-15-12                                       9.20                  9,000,000                 10,957,409
 Warren (SD)
   Sr Sub Nts Series B
      12-15-04                                      12.00                  5,000,000                  5,593,750
 Total                                                                                               53,388,348

 Real estate investment trust - 0.7%
 First Union RE Eq SBI
   Sr Nts
      10-01-03                                       8.875                10,000,000                 10,325,000
 Property Trust of America
      02-15-14                                       7.50                 15,000,000                 15,479,250
 Total                                                                                               25,804,250

 Restaurants & lodging - 0.3%
 La Quinta Inns
   Sr Sub Nts
      05-15-03                                       9.25                 10,000,000                 10,412,500


 Retail - 1.4%
 Costco
   Zero Coupon Cv Sub Nts
      08-01-17                                       3.50                  5,025,000(d,e)             3,203,438
 Dairy Mart Convenience Stores
   Sr Sub Nts
      03-15-04                                      10.25                  6,250,000                  6,203,125
 Kroger
   Sr Nts
      07-15-06                                       8.15                 13,000,000                 14,170,000
 Office Depot
   Zero Coupon Cv Nt
      11-01-08                                       4.00                  8,600,000(e)               6,170,500
 Rite Aid
   Cv Sub Nts
      09-15-02                                       5.25                  3,100,000                  3,572,750
 Wal-Mart CRAVE Trust
      07-17-06                                       7.00                 16,130,710(d)              16,585,434
 Wal-Mart Stores
      06-29-11                                       8.875                 3,500,000                  3,640,385
 Total                                                                                               53,545,632


 Textiles & apparel - 0.2%
 WestPoint Stevens
      12-15-01                                       8.75                  7,500,000                  7,875,000

 Transportation - 1.3%
 Atlas Air
      01-02-10                                       8.01                 15,000,000                 15,004,200
 CSX
      05-01-27                                       7.25                  9,700,000                 10,378,612
 Enterprise Rent-A-Car USA Finance
      02-15-08                                       6.80                 10,000,000                  9,949,000
 Norfolk Southern Corp
      05-15-07                                       7.35                 10,000,000                 10,687,200
 Union Pacific
      02-01-08                                       6.625                 6,000,000                  5,967,300
 Total                                                                                               51,986,312


 Utilities -- electric - 10.7%
 AEP Generating
   Series F
      12-07-22                                       9.82                  4,968,844                  5,991,681
 AES
   Sr Sub Nts
      11-01-07                                       8.50                  9,375,000                  9,679,688
 Appalachian Power
      12-01-22                                       8.50                  5,000,000                  5,461,900
 Arizona Public Service
      12-30-15                                       8.00                 12,556,000                 13,860,694
 Cajun Electric Power
      03-15-19                                       8.92                  5,000,000                  5,392,850
 California Energy
   Zero Coupon Disc Nts
      01-15-04                                       6.08                 10,000,000(f)              10,800,000
 Cleveland Electric Illuminating
      07-01-00                                       7.19                  8,000,000                  8,143,840
      07-01-04                                       7.67                 20,500,000                 21,115,000
   1st Mtge
      12-01-11                                       8.375                 8,115,000                  8,336,945
   1st Mtge Series B
      05-15-05                                       9.50                 15,100,000                 16,895,541
 CMS Energy
   Sr Nts
      05-15-02                                       8.125                10,000,000                 10,306,400
      11-15-04                                       7.625                12,000,000                 12,126,000
 Connecticut Light & Power
   1st Mtge Series A
      06-01-01                                       7.875                 3,500,000                  3,625,720
   1st Mtge Series C
      06-01-02                                       7.75                 28,750,000                 29,251,400
 Consumers Energy
   1st Mtge
      09-15-23                                       7.375                10,000,000                 10,155,700
 EIP Funding-PNM
      10-01-12                                      10.25                  6,701,000                  7,855,917
 First PV Funding
   Series 1986A
      01-15-14                                      10.30                  3,082,000                  3,266,920
   Series 1986B
      01-15-16                                      10.15                  5,003,000                  5,303,180
 Indiana & Michigan Power
   Sale Lease-backed Obligation Series F
      12-07-22                                       9.82                  4,968,839                  5,991,674
 Long Island Lighting
   Gen Ref Mtge
      04-15-04                                       8.625                 8,500,000                  9,128,490
      05-01-21                                       9.75                 15,500,000                 15,776,055
      07-01-24                                       9.625                20,188,000                 20,549,567
 Midland Cogeneration
   Series 1991-C
      07-23-02                                      10.33                  5,692,503                  6,126,556
 Midland Funding I
   Series 1994-C
      07-23-02                                      10.33                  3,064,795                  3,298,486
 Midland Funding II
   Series A
      07-23-05                                      11.75                 14,900,000                 17,563,375
 Niagara Mohawk Power
   1st Mtge
      05-15-06                                       7.75                 19,600,000                 20,765,024
 Ohio Edison
   1st Mtge
      04-01-23                                       7.875                 6,000,000                  6,142,260
 Public Services Electric & Gas
   1st & Ref Mtge
      03-01-06                                       6.75                  5,500,000                  5,716,370
 Salton Sea Funding
   Series C
      05-30-10                                       7.84                 10,000,000                 10,632,100
 Sithe Independence Funding
   Series A
      06-30-07                                       8.50                  7,500,000                  8,259,600
      12-30-13                                       9.00                  4,700,000                  5,528,140
 Texas Utilities Electric
      01-01-05                                       9.45                  3,999,000                  4,276,611
      07-01-25                                       7.625                10,000,000                 10,308,500
      10-01-25                                       7.375                 3,000,000                  3,040,590
 Texas-New Mexico Power
      09-15-03                                      10.75                  5,000,000                  5,425,000
   1st Mtge Series U
      09-15-00                                       9.25                  6,000,000                  6,300,000
 Tucson Electric Power
      10-01-09                                       8.50                  7,000,000                  6,746,250
 Virginia Electric & Power
      02-01-07                                       6.75                 35,000,000                 35,866,949
 Western Massachusetts Electric
   1st Mtge Series B
      07-01-01                                       7.375                12,000,000                 12,083,880
 Wisconsin Electric Power
      12-01-95                                       6.875                 8,000,000                  8,134,720
 Total                                                                                              415,229,573


 Utilities -- gas - 1.1%
 Coastal
   Sr Deb
      02-15-37                                       7.42                  6,000,000                  6,368,580
 Columbia Gas System
   Series C
      11-28-05                                       6.80                  7,700,000                  7,912,828
 Equitable Resources
      07-01-99                                       7.50                  5,000,000                  5,099,350
 Questar Pipeline
      06-01-21                                       9.375                 8,000,000                  9,003,600
 Southern California Gas
   1st Mtge Series BB
      03-01-23                                       7.375                 6,900,000                  7,030,893
 Southwest Gas
   Series F
      06-15-02                                       9.75                  7,900,000                  8,726,814
 Total                                                                                               44,142,065


 Utilities -- telephone - 5.1%
 360 Communications
      03-01-06                                       7.50                 17,470,000                 18,478,543
 Ameritech Capital Funding
      06-01-16                                       9.10                 16,000,000                 19,927,360
 AT&T
      01-15-25                                       8.35                 17,500,000                 19,271,350
 Bell Atlantic
      07-15-31                                       9.375                27,200,000                 30,963,936
 Geotek Communications
   Cv Sr Sub Nts
      02-15-01                                      12.00                  4,135,000(d,h)             2,894,500
 GTE
      11-01-20                                      10.25                  7,000,000                  7,856,940
 GTE Florida
      02-01-28                                       6.86                  7,000,000                  7,017,080
 Intermedia Communications
   Sr Nts
      11-01-07                                       8.875                 3,200,000(d)               3,384,000
 Intermedia Communications
   Zero Coupon Sr Disc Nts Series B
      07-15-07                                       9.52                 15,000,000(f)              10,987,500
 ITC Deltacom
   Sr Nts
      03-01-08                                       8.875                 6,500,000(d)               6,532,500
 Metrocall
   Sr Sub Nts
      11-01-07                                       9.75                  7,000,000(d)               7,070,000
 Pacific Bell
      07-15-43                                       7.375                10,000,000                 10,425,700
 SBC Communications
      03-15-26                                       7.125                10,200,000                 10,798,230
      10-15-34                                       6.625                10,000,000                  9,646,500
 U S WEST Communications
      11-10-26                                       7.20                 14,000,000                 14,151,200
 Worldcom
      04-01-07                                       7.75                 15,000,000                 16,215,600
 Total                                                                                              195,620,939

 Total bonds
  (Cost: $3,566,933,432)                                                                         $3,732,450,539

 Common stock - 0.1%
Issuer                                                                        Shares                   Value(a)
 Celcaribe                                                                   528,450(b,d)            $2,113,800

 Total common stock
 (Cost: $628,856)                                                                                    $2,113,800


 Preferred stocks & other - 2.0%
Issuer                                                                        Shares                   Value(a)
 Airtouch Communications                                                      87,000                 $5,850,750
   Cv Series C
 Asia Pulp & Paper                                                             5,405                  4,134,825
   12.00%
 Cendant                                                                     120,000                  6,015,000
   Cv PRIDES
 Cooper Inds                                                                 214,100                  3,760,131
   Cv
 Dairy Mart                                                                   51,666(d)                  25,833
   Warrants
 Finova Finance Trust                                                          3,150                    243,338
   5.50% Cv
 Glenborough Realty Trust                                                    112,505                  2,981,383
   Cv Series A
 Houston Inds                                                                 54,300                  3,359,813
   7% Cv ACES
 Intermedia Communication                                                    100,000                  3,487,500
   Cv Series E
 Occidental Petroleum                                                         42,300                  3,130,200
   Cv
 Pinto Totta Intl Finance                                                    100,000(d,l)             9,692,559
   7.77%
 Sanwa Bank                                                                  380,000(c,d)             9,213,187
   (Japanese Yen)
 SI Financing Trust                                                          400,000                 10,949,999
   9.50%
 Sinclair Broadcast Group                                                      3,300                    221,513
   Cv
 Sprint                                                                       31,575                 $1,736,625
   Cv
 TCI Communications                                                           50,000                  3,412,500
   Cv Series A
 Transdigm                                                                     3,989(d,h)             2,393,400
   Warrants
 WBK Strypes Trust                                                           168,000                  5,691,000
   Cv


 Total preferred stocks & other
 (Cost: $74,068,879)                                                                                $76,299,556


 Short-term securities - 0.9%

Issuer                                        Annualized                      Amount                   Value(a)
                                                yield on                  payable at
                                                 date of                    maturity
                                                purchase

 U.S. government agencies - 0.4%
 Federal Home Loan Bank Disc Nt
      03-18-98                                       5.41%               $10,700,000                $10,671,163
 Federal Home Loan Mtge Corp Disc Nt
      03-27-98                                       5.44                  2,900,000                  2,888,212
 Total                                                                                               13,559,375


 Commercial paper - 0.5%
 A.I. Credit
      03-02-98                                       5.68                  1,000,000                    999,684
 Fleet Funding
      03-13-98                                       5.53                  3,200,000(j)               3,193,644
 Morgan Stanley, Dean Witter, Discover & Co
      03-06-98                                       5.50                  7,000,000                  6,993,618
 Natl Australia Funding (Delaware)
      04-01-98                                       5.53                  4,300,000                  4,278,940
 Novartis Financial
      03-17-98                                       5.52                  4,600,000                  4,588,075
 Total                                                                                               20,053,961


 Total short-term securities
 (Cost: $33,613,336)                                                                                $33,613,336


 Total investments in securities
 (Cost: $3,675,244,503)(n)                                                                       $3,844,477,231


See accompanying notes to investments in securities.


 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long term debt securities, item identified is in default as to payment of interest and/or principal.

(c) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of a previous series within the trust have been paid off. Interest is accrued at an effective yield.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(g) Security is partially or fully on loan. See Note 5 to the financial statements.

(h) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Feb. 28, 1998, is as follows:

Security                          Acquisition                      Cost
                                         date

 ECM Funding LP
   11.92% 06-10-02                   04-13-92                $1,661,847
 Geotek Communications
   12% Cv Sr Sub Nts 02-15-01        03-04-96                 4,135,000
 Transdigm
   Warrants                          12-06-95                  274,974

(i) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(k) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(l) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 1998.

(m) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

AMBAC -- American Municipal Bond Association Corporation

MBIA -- Municipal Bond Investors Assurance

(n) At Feb. 28, 1998, the cost of securities for federal income tax purposes was approximately $3,670,319,000 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation......................................$202,820,000
Unrealized depreciation...................................... (28,662,000)
Net unrealized appreciation..................................$174,158,000

          Board members and officers

                 Independent board members and officers

Chairman         William  R.  Pearce*
of the board     Chairman of the board,  Board  Services  Corporation  (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

                 H.  Brewster  Atwater,  Jr.
                 Former chairman and chief executive officer, General Mills, Inc.

                 Lynne  V.  Cheney
                 Distinguished fellow, American Enterprise Institute for Public Policy Research.

                 Heinz F. Hutter
                 Former president and chief operating officer, Cargill, Inc.

                 Anne P. Jones
                 Attorney and telecommunications consultant.

                 Alan K. Simpson
                 Former United States senator for Wyoming.

                 Edson W. Spencer
                 Former chairman and chief executive officer, Honeywell, Inc.

                 Wheelock Whitney
                 Chairman, Whitney Management Company.

                 C. Angus Wurtele
                 Chairman of the board, The Valspar Corporation.

                 Officer

Vice president,  Leslie L. Ogg*
general counsel  President,  treasurer and corporate secretary of Board Services
and secretary    Corporation.


                 Board members and officers associated with AEFC

President        John R. Thomas*
                 Senior vice president, AEFC.

                 William  H.  Dudley*
                 Senior  advisor  to the  chief  executive officer, AEFC.

                 David R. Hubers*
                 President and chief executive officer, AEFC.


                 Officers associated with AEFC

Vice president   Peter J. Anderson*
                 Senior vice  president,  AEFC

Treasurer        Matthew N. Karstetter*
                 Vice president, AEFC

* Interested person as defined by the Investment Company Act of 1940.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio  comprised  primarily of companies with significant
growth   potential  due  to  superiority   in  technology,   marketing  or
management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



AMERICAN EXPRESS Financial Advisors


IDS Bond Fund
IDS Tower 10
Minneapolis, MN 55440-0010